Other intangibles, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of intangibles	$ 13,632	$ 19,836	$ 23,042
Customer Relationships And Trade Name [Member]
Amortization of intangibles	31,200	31,900	33,700
Other Intangible Assets [Member] | AeroTurbine, Inc. [Member]
Tradename and other intangible assets impairment		14,900	$ 24,800
Contractual Vendor Intangible Assets [Member]
Utilization of intangible assets	$ 10,400	$ 17,800